General and administrative expenses (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
General And Administrative Expenses [Line Items]
Occupancy		$ 101	$ 97	$ 91	$ 198	$ 188
Rent and maintenance of IT and other equipment		185	198	168	382	353
Communication and market data services		152	149	157	301	312
Administration		115	148	103	263	226
of which: UK and German bank levies		3	15	(32)	17	(17)
Marketing and public relations	[1]	65	50	72	115	138
Travel and entertainment		31	69	100	101	190
Professional fees		163	160	193	323	370
Outsourcing of IT and other services		228	235	259	463	530
Litigation, regulatory and similar matters	[2]	2	6	4	8	(4)
Other		23	20	28	43	60
Total general and administrative expenses		1,063	1,133	1,175	$ 2,196	$ 2,362
Recoveries from third parties		$ 0	$ 1	$ 1

[1]	Includes charitable donations
[2]
Reflects the net increase in / (release of) provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 16 for more information. Also includes recoveries from third parties (second quarter of 2020: USD 0 million; first quarter of 2020: USD 1 million; second quarter of 2019: USD 1 million).